Deferred revenue (Tables)	12 Months Ended
Aug. 31, 2023
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2021	$-
Drawdown	2,500
Deferred transaction costs	(15)
As at August 31, 2022	$2,485
Drawdown	1,000
Accretion of deferred revenue	454
Transaction costs expensed	15
Revenue recognized	(2,227)
As at August 31, 2023	$1,727

Schedule of deferred revenue

	For the year ended August 31,
	2023	2022
Current portion of deferred revenue	$1,549	$1,864
Deferred revenue	178	621
Balance at end of year	$1,727	$2,485